RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2014
Related Party Transactions Disclosure [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2014 and 2013, the Partnership entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc., Boston Capital Services, Inc., Boston Capital Holdings Limited Partnership, and Boston Capital Asset Management Limited Partnership, as follows:

Boston Capital Asset Management Limited Partnership is entitled to an annual partnership management fee based on .375% of the aggregate cost of all apartment complexes acquired by the operating limited partnerships, less the amount of certain partnership management and reporting fees paid or payable by the operating limited partnerships. The aggregate cost is comprised of the capital contributions made by each series to the operating limited partnerships and 99% of the permanent financing at the operating limited partnership level. The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2014 and 2013, are as follows:

2014
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 1	$-	$-	$-
Series 2	-	-	-
Series 3	18,175	5,900	12,275
Series 4	-	-	-
Series 5	-	-	-
Series 6	-	-	-
	$18,175	$5,900	$12,275

2013
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 1	$-	$-	$-
Series 2	-	-	-
Series 3	30,565	16,195	14,370
Series 4	-	-	-
Series 5	-	-	-
Series 6	-	-	-
	$30,565	$16,195	$14,370

The partnership management fees paid by the Partnership for the years ended March 31, 2014 and 2013 are as follows:

	2014	2013
Series 1	$-	$-
Series 2	-	-
Series 3	339,265	-
Series 4	-	-
Series 5	-	-
Series 6	-	-
	$339,265	$-

All partnership management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2014 and 2013, total partnership management fees accrued were $2,100,347 and $2,421,437, respectively.

An affiliate of the general partner of the Partnership advanced funds to pay some operating expenses of the Partnership, and to make advances and/or loans to operating limited partnerships. These advances are included in Accounts payable-affiliates. The total advances from the affiliate of the general partner to the operating limited partnerships for the years ended March 31, 2014 and 2013 are as follows:

	2014	2013
Series 1	$-	$-
Series 2	-	-
Series 3	473,634	473,634
Series 4	-	-
Series 5	-	-
	$473,634	$473,634

All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. During the fiscal years ended March 31, 2014 and 2013, there were no payments paid to the affiliates of the general partner.

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership, and Boston Capital Asset Management Limited Partnership were charged to each series’ operations for the years ended March 31, 2014 and 2013 as follows:

	2014	2013
Series 1	$-	$-
Series 2	-	-
Series 3	11,284	14,088
Series 4	-	-
Series 5	-	-
Series 6	-	-
	$11,284	$14,088

Accounts payable - affiliates at March 31, 2014 and 2013 represents general and administrative expenses, partnership management fees, and may include advances which are noninterest bearing and payable to Boston Capital Partners, Inc., Boston Capital Services, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership.